Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Other payables and accrued liabilities

Note 8 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Payables to non-trade vendors and service providers	$1,230,820	$1,381,806
Salary payable	757,053	839,090
Total other payables and accrued liabilities	$1,987,873	$2,220,896

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables and accrued liabilities

Note 8 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2024	December 31, 2023

Payables to non-trade vendors and service providers	$1,381,806	$1,773,105
Salary payable	839,090	693,396
Total other payables and accrued liabilities	$2,220,896	$2,466,501